RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

26.	RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance, Seadrill Limited, Seatankers Management Norway AS, GHL Finance Limited, Golden Ocean Group Limited, Arcadia Petroleum Limited, Deep Sea Supply Plc, Seatankers Management Co. Ltd, or Seatankers Management, Archer Limited, North Atlantic Drilling Ltd, Sterna Finance Limited, Flex LNG Limited and Northern Drilling Limited. In November 2014, Highlander Tankers AS, or Highlander Tankers, post fixture managers for the Company became a related party as Robert Hvide Macleod, the owner and director of Highlander Tankers, was appointed the Chief Executive Officer of Frontline Management AS. Frontline 2012 and the Company (and its subsidiaries) were related parties prior to the Merger. In October 2014, VLCC Chartering Ltd, or VLCC Chartering, was set up as a joint venture between the Company and Tankers International LLC, or TI. VLCC Chartering provides chartering services to the combined fleets of the Company and TI.

Ship Finance Transactions

Ship Finance are the counterparty to all vessels we hold as Vessels Under Capital Lease, further information can be found in note 17.

In the year ended December 31, 2018 we terminated the leases on six VLCCs. In the year ended December 31, 2017 we terminated the leases on two VLCCs and two Suezmax tankers. In the year ended December 31, 2016 we terminated the lease on one VLCC. Further information on the gain (loss) on termination of leases can be found in note 17.

The sum of $21.9 million in relation to the promissory notes payable to Ship Finance, following the termination of the leases on Front Circassia, Front Page, Front Stratus, Front Serenade and Front Ariake is included within long-term debt. The Company was charged $0.9 million in the year ended December 31, 2018 for interest expense in relation to these notes.

A summary of leasing transactions with Ship Finance in the years ended December 31, 2018, 2017 and 2016 are as follows;

(in thousands of $)	2018	2017	2016
Charter hire paid (principal and interest)	47,324	75,055	93,545
Lease termination receipt	—	—	—
Lease termination payments	(22,391)	(19,006)	(293)
Lease interest expense	16,400	25,980	35,417
Contingent rental income	(19,738)	(26,148)	(18,621)
Remaining lease obligation	99,784	299,016	422,600

Contingent rental income in 2018 is due to the fact that the actual profit share expense earned by Ship Finance in 2018 of $1.5 million (2017: $5.6 million) was $19.7 million (2017: $26.1 million) less than the amount accrued in the lease obligation payable when the leases were recorded at fair value at the time of the Merger.

In January 2014, Frontline 2012 commenced a pooling arrangement with Ship Finance, between two of its Suezmax tankers Front Odin and Front Njord and two Ship Finance vessels Glorycrown and Everbright. Frontline 2012 recognized income of $0.2 million in 2018 in relation to the pooling arrangement which is receivable from Ship Finance (2017: expense of $2.1 million, 2016: expense of $0.9 million).

Seatankers Management Transactions
In January 2016, the Company recharged $2.4 million of fit out costs to Seatankers Management Co. Ltd, which had been incurred on a leased office prior to its assignment to Seatankers Management Co. Ltd in December 2015.

The Company entered into a Services Agreement with Seatankers Management, effective January 1, 2016, and was charged $0.8 million in the year ended December 31, 2018 (2017: $0.6 million, 2016: $0.7 million) for the provision of advisory and other support services.

FMSI transactions

In July 2018, the Company advanced a loan of $6.0 million to FMSI. The loan is interest free with no fixed repayment date. Furthermore the Company entered into agreements to purchase EGCS from FMSI for 20 vessels with a total value of $26.0 million, of which $1.1 million is to be paid by Ship Finance in relation to two vessels. In the year ended December 31, 2018 the Company made advance payments of $8.2 million in relation to these commitments.

Transactions with other affiliates of Hemen
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The Company drew down $155.0 million in the year ended December 31, 2018 from the facility and up to $89.0 million remains available and undrawn as at year end. In November 2018 the Company extended the terms of the facility by 12 months. Following the extension, the facility is repayable in November 2020.

A summary of net amounts earned (incurred) from related parties for the years ended December 31, 2018, 2017 and 2016 are as follows:

(in thousands of $)	2018	2017	2016
Seatankers Management Co. Ltd	7,152	3,420	6,057
Ship Finance International Limited	2,001	3,473	1,552
Golden Ocean Group Limited	7,138	6,671	9,387
Seatankers Management Norway AS	735	767	919
Arcadia Petroleum Limited	—	—	929
Seadrill Limited	279	470	656
Archer Limited	317	238	235
Flex LNG Limited	1,788	4,432	1,204
Deep Sea Supply Plc	43	67	130
North Atlantic Drilling Ltd	29	37	48
Northern Drilling Ltd	43	—	—
Other related parties	15	—	—

Net amounts earned from other related parties comprise office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise rental for office space and interest expense.

Related party balances
A summary of balances due from related parties at December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	1,653	1,239
Seatankers Management Co. Ltd	2,657	52
Archer Ltd	173	88
VLCC Chartering Ltd	81	81
Golden Ocean Group Limited	2,370	1,953
Seadrill Limited	538	489
Deep Sea Supply Plc	68	68
Arcadia Petroleum Limited	—	—
Flex LNG Limited	210	979
North Atlantic Drilling Ltd	116	103
Other related parties	29	16
	7,895	5,068

A summary of balances due to related parties at December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	8,886	6,349
Seatankers Management Co. Ltd	3,236	1,345
Golden Ocean Group Limited	5,558	1,227
Flex LNG Limited	1,058	—
	18,738	8,921